Consolidated Statements of Changes In Equity - GBP (£)	Issued capital [member]	Share premium [member]	Retained earnings [member]	Other reserve [member]	Total
Balance at Dec. 31, 2019	£ 185,519		£ (15,416,155)	£ 12,691,221	£ (2,539,415)
IfrsStatementLineItems [Line Items]
Net loss for the year and Total comprehensive loss			(5,457,916)		(5,457,916)
Recognition of share-based payment costs			984,714		984,714
Issue of share capital, net of issuance costs	9,061			3,656,483	3,665,544
Balance at Dec. 31, 2020	194,580		(19,889,357)	16,347,704	(3,347,072)
IfrsStatementLineItems [Line Items]
Net loss for the year and Total comprehensive loss			(13,575,925)		(13,575,925)
Issue of share capital, net of issuance costs	896			363,053	363,949
Balance at Dec. 31, 2021	195,476		(33,465,282)	16,710,757	(16,559,049)
IfrsStatementLineItems [Line Items]
Net loss for the year and Total comprehensive loss			(1,389,706)		(1,389,706)
Recognition of share-based payment costs			1,123,250		1,123,250
Issue of share capital, net of issuance costs	202,017	16,597,811			16,799,828
Balance at Dec. 31, 2022	£ 397,493	£ 16,597,811	£ (33,731,738)	£ 16,710,757	£ (25,677)